Nonconvertible Loans - Schedule of Annual Principal Payments of Long-Term Debt (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Annual Principal Payments of Long-Term Debt [Abstract]
Year 1	$ 8,608
Year 2	4,794
Year 3	30,417
Year 4	129
Year 5 and thereafter	11
Total	$ 43,959